Summary of Significant Accounting Policies: (Tables) - Hman Group holdings Inc and subsidiaries	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Schedule of property and equipment, net

	Estimated
	Useful Life
	(Years)	2020	2019
Leasehold improvements	life of lease	$11,506	$10,982
Machinery and equipment	2 – 10	334,643	308,096
Computer equipment and software	2 – 5	61,737	60,412
Furniture and fixtures	6 – 8	5,467	2,749
Construction in process		5,352	2,712
Property and equipment, gross		418,705	384,951
Less: Accumulated depreciation		236,031	179,791
Property and equipment, net		$182,674	$205,160

Schedule of goodwill amounts by reportable segment

	Goodwill at
	December 26,				Goodwill at
	2020	Acquisitions(1)	Dispositions	Other(2)	June 26, 2021
Hardware and Protective Solutions	$565,578	$9,450	$—	$13	$575,041
Robotics and Digital Solutions	220,936	—	—	—	220,936
Canada	29,686	—	—	1,306	30,992
Total	$816,200	$9,450	$—	$1,319	$826,969
(1)	See Note 4 - Acquisitions for additional information regarding the OZCO acquisition.
(2)	The “Other” change to goodwill relates to adjustments resulting from fluctuations in foreign currency exchange rates for the Canada and Mexico reporting units.

	Goodwill at
	December 29, 2019				Goodwill at
	As Restated	Acquisitions	Disposals	Other(1)	December 26, 2020
Hardware and Protective Solutions	$565,780	$—	$—	$(202)	$565,578
Robotics and Digital Solutions	220,936	—	—	—	220,936
Canada	29,134	—	—	552	29,686
Total	$815,850	$—	$—	$350	$816,200
(1)	The “Other” change to goodwill relates to adjustments resulting from fluctuations in foreign currency exchange rates for the Canada and Mexico reporting units.

Schedule of other intangibles, net

	Estimated
	Useful Life
	(Years)	December 26, 2020	December 28, 2019
Customer relationships	13 – 20	$941,648	$941,305
Trademarks – Indefinite	Indefinite	85,603	85,517
Trademarks – Other	5 – 15	26,400	26,700
Technology and patents	7 – 12	63,749	60,968
Intangible assets, gross		1,117,400	1,114,490
Less: Accumulated amortization		291,434	232,060
Intangible assets, net		$825,966	$882,430

Schedule of estimated annual amortization expense for intangible assets

Amortization
Fiscal Year Ended	Expense
2021	$59,608
2022	$59,608
2023	$59,608
2024	$59,608
2025	$58,858

Schedule of disaggregates our revenue by product category

	Thirteen weeks ended June 26, 2021
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
Fastening and Hardware	$201,208	$—	$45,826	$247,034
Personal Protective	61,921	—	178	62,099
Keys and Key Accessories	—	50,289	206	50,495
Engraving	—	16,004	25	16,029
Resharp	—	58	—	58
Consolidated	$263,129	$66,351	$46,235	$375,715

	Thirteen weeks ended June 27, 2020
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
Fastening and Hardware	$190,572	$—	$34,726	$225,298
Personal Protective	78,927	—	66	78,993
Keys and Key Accessories	—	30,649	220	30,869
Engraving	—	11,542	1	11,543
Resharp	—	7	—	7
Consolidated	$269,499	$42,198	$35,013	$346,710

	Twenty-six weeks ended June 26, 2021
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
Fastening and Hardware	$367,810	$—	$79,917	$447,727
Personal Protective	146,248	—	191	146,439
Keys and Key Accessories	—	92,383	567	92,950
Engraving	—	29,782	33	29,815
Resharp	—	65	—	65
Consolidated	$514,058	$122,230	$80,708	$716,996

	Twenty-six weeks ended June 27, 2020
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
Fastening and Hardware	$340,956	$—	$60,047	$401,003
Personal Protective	141,720	—	66	141,786
Keys and Key Accessories	—	74,027	1,249	75,276
Engraving	—	24,461	3	24,464
Resharp	—	17	—	17
Consolidated	$482,676	$98,505	$61,365	$642,546

	Hardware and	Robotics and		Total
	Protective Solutions	Digital Solutions	Canada	Revenue
Year Ended December 26, 2020
Fastening and Hardware	$706,865	$—	$131,493	$838,358
Personal Protective	317,527	—	239	317,766
Keys and Key Accessories	—	157,828	2,878	160,706
Engraving	—	51,423	6	51,429
Resharp	—	36	—	36
Consolidated	$1,024,392	$209,287	$134,616	$1,368,295
Year Ended December 28, 2019
Fastening and Hardware	$607,247	$—	$121,242	$728,489
Personal Protective	245,769	—	—	245,769
Keys and Key Accessories	—	185,451	4,009	189,460
Engraving	—	50,613	9	50,622
Resharp	—	22	—	22
Consolidated	$853,016	$236,086	$125,260	$1,214,362
Year Ended December 29, 2018
Fastening and Hardware	$581,269	$—	$137,186	$718,455
Personal Protective	55,448	—	—	55,448
Keys and Key Accessories	—	143,898	4,217	148,115
Engraving	—	52,145	12	52,157
Resharp	—	—	—	—
Consolidated	$636,717	$196,043	$141,415	$974,175

Schedule of disaggregates our revenue by geographic location

	Thirteen weeks ended June 26, 2021
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
United States	$257,742	$65,739	$—	$323,481
Canada	2,050	612	46,235	48,897
Mexico	3,337	—	—	3,337
Consolidated	$263,129	$66,351	$46,235	$375,715

	Thirteen weeks ended June 27, 2020
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
United States	$265,702	$41,837	$—	$307,539
Canada	1,272	361	35,013	36,646
Mexico	2,525	—	—	2,525
Consolidated	$269,499	$42,198	$35,013	$346,710

	Twenty-six weeks ended June 26, 2021
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
United States	$504,539	$121,039	$—	$625,578
Canada	3,279	1,191	80,708	85,178
Mexico	6,240	—	—	6,240
Consolidated	$514,058	$122,230	$80,708	$716,996

	Twenty-six weeks ended June 27, 2020
	Hardware and	Robotics and Digital
	Protective Solutions	Solutions	Canada	Total Revenue
United States	$475,376	$97,683	$—	$573,059
Canada	2,541	822	61,365	64,728
Mexico	4,759	—	—	4,759
Consolidated	$482,676	$98,505	$61,365	$642,546

	Hardware and	Robotics and		Total
	Protective Solutions	Digital Solutions	Canada	Revenue
Year Ended December 26, 2020
United States	$1,007,135	$207,283	$—	$1,214,418
Canada	7,789	2,004	134,616	144,409
Mexico	9,468	—	—	9,468
Consolidated	$1,024,392	$209,287	$134,616	$1,368,295
Year Ended December 28, 2019
United States	$835,957	$234,216	$—	$1,070,173
Canada	5,905	1,870	125,260	133,035
Mexico	11,154	—	—	11,154
Consolidated	$853,016	$236,086	$125,260	$1,214,362
Year Ended December 29, 2018
United States	$626,490	$195,538	$—	$822,028
Canada	1,944	505	141,415	143,864
Mexico	8,283	—	—	8,283
Consolidated	$636,717	$196,043	$141,415	$974,175